Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Trade And Other Payables [Abstract]
Summary of Trade and Other Payables

	As at March 31
Particulars	2022	2023
Trade payables	33,518	45,748
Accrued expenses	29,309	44,032
Total	62,827	89,780